REVENUES (Schedule of Revenues) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade receivables		$ 113,719
Trade payables		75,476
Accumulated deficits	$ (226,755)	(249,871)
Adjustments [Member]
Trade receivables		117
Trade payables		47
Accumulated deficits		70
Amount after Adjustments [Member]
Trade receivables		113,836
Trade payables		75,523
Accumulated deficits		$ (249,801)
As Reported [Member]
Trade receivables	123,451
Trade payables	78,892
Accumulated deficits	(233,955)
Impact of Adoption [Member]
Trade receivables	(741)
Trade payables	(84)
Accumulated deficits	(657)
Amounts under Topic 605 [Member]
Trade receivables	122,710
Trade payables	78,808
Accumulated deficits	$ (234,612)